Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ 2,919,913	$ 2,879,656
Unrealized gain on qualifying cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	6,007	1,409
Pension adjustments, net of tax recoveries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	(2,426)	(10,697)
Foreign exchange gain on currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	4,138	3,293
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ 7,719	$ (5,995)